UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

Van Eck Funds

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Van Eck Funds

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS (a)

September 30, 2013 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 102.7%
United States Treasury Obligations: 91.6%
	United States Treasury Bills
$20,000,000	0.05%, 02/27/14 (b)	$19,999,160
15,000,000	0.05%, 04/03/14	14,997,210
10,000,000	0.06%, 01/16/14	9,999,960
16,000,000	0.06%, 05/01/14	15,996,336
10,000,000	0.06%, 01/09/14 (b)	9,999,820
20,000,000	0.06%, 02/20/14 (b)	19,999,400
14,000,000	0.07%, 02/06/14 (b)	13,999,692
21,000,000	0.07%, 11/14/13 (b)	20,998,268
13,000,000	0.07%, 12/05/13	12,999,857
10,000,000	0.07%, 11/07/13 (b)	9,999,280
8,000,000	0.07%, 12/12/13 (b)	7,999,936
10,000,000	0.07%, 01/30/14	9,999,960
13,000,000	0.08%, 11/21/13 (b)	12,998,619
6,000,000	0.08%, 11/29/13	5,999,213
		185,986,711

Number of Shares
Money Market Fund: 11.1%
22,655,779	AIM Treasury Portfolio - Institutional Class (b)	22,655,779
Total Short-term Investments (Cost: $208,621,724)		208,642,490
Liabilities in excess of other assets: (2.7)%		(5,536,691)
NET ASSETS: 100.0%		$203,105,799

Total Return Swap Contracts – As of September 30, 2013, the Fund had outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$209,284,000	0.50%	10/02/13	(2.8)%	$(5,717,026)

(a)	Represents consolidated Schedule of Investments.
(b)	All or a portion of these securities are segregated for swap collateral.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	89.1%	$185,986,711
Money Market Fund	10.9	22,655,779
	100.0%	$208,642,490

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Short-Term Investments:
United States Treasury Obligations	$—	$185,986,711	$—	$185,986,711
Money Market Fund	22,655,779	—	—	22,655,779
Total	$22,655,779	$185,986,711	$—	$208,642,490
Other Financial Instrument
Swap Contract	$—	$(5,717,026)	$—	$(5,717,026)

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 84.5%
Austria: 1.0%
51,000	Erste Group Bank A.G. #	$1,611,685
Brazil: 8.4%
118,000	BB Seguridade Participacoes S.A.	1,161,206
148,000	BR Malls Participacoes S.A.	1,342,237
190,000	BR Properties S.A.	1,688,851
109,000	Brazil Hospitality Group S.A. *	716,076
112,000	Cosan S.A. Industria e Comercio	2,158,841
309,000	Estacio Participacoes S.A.	2,400,839
14,000	Guararapes Confeccoes S.A.	584,939
145,000	International Meal Co. Holdings S.A. *	1,308,487
117,000	Localiza Rent a Car S.A.	1,742,093
		13,103,569
China / Hong Kong: 23.9%
2,857,000	Baoxin Auto Group Ltd. #	2,651,981
3,293,392	Beijing Capital International Airport Co. Ltd. #	2,176,200
2,583,000	Boer Power Holdings Ltd. #	1,915,388
1,355,600	Brilliance China Automotive Holdings Ltd. * #	2,041,792
2,622,000	China Hongqiao Group Ltd. #	1,531,804
1,337,000	China Medical System Holdings Ltd. #	1,144,074
2,012,000	China Singyes Solar Technologies Holdings Ltd. #	2,246,134
471,000	CIMC Enric Holdings Ltd. #	632,254
6,023,000	Franshion Properties China Ltd. #	1,987,125
224,000	Galaxy Entertainment Group Ltd. * #	1,574,054
7,732,000	Genting Hong Kong Ltd. (USD) * #	3,172,509
497,000	Great Wall Motor Co. Ltd. #	2,696,643
1,317,000	Greatview Aseptic Packaging Co. Ltd. #	753,658
683,000	Haier Electronics Group Co. Ltd. #	1,331,685
891,000	Kunlun Energy Co. Ltd. #	1,252,428
19,267,000	REXLot Holdings Ltd. #	1,491,108
1,490,000	Sunac China Holdings Ltd. #	967,751
410,000	Techtronic Industries Co. #	1,068,799
51,200	Tencent Holdings Ltd. #	2,692,534
7,957,000	Tiangong International Co. Ltd. #	2,095,916
2,110,000	Xinyi Glass Holdings Ltd. #	1,951,845
		37,375,682
India: 11.8%
132,200	Apollo Hospitals Enterprise Ltd. #	1,959,606
695,000	DEN Networks Ltd. * #	1,856,164
270,700	Glenmark Pharmaceuticals Ltd. #	2,296,965
64,000	HCL Technologies Ltd. #	1,106,164
110,400	Jammu & Kashmir Bank Ltd. #	2,032,119
125,250	Larsen & Toubro Ltd. #	1,576,107
940,000	Mundra Port & Special Economic Zone Ltd. #	2,061,276
125,900	Persistent Systems Ltd.	1,272,474
290,500	Phoenix Mills Ltd.	1,062,607
183,000	Shriram Transport Finance Co. Ltd. #	1,662,737
28,000	Strides Arcolab Ltd. #	381,526
245,000	Yes Bank Ltd. #	1,128,244
		18,395,989
Indonesia: 1.1%
1,600,000	Bank Rakyat Indonesia Tbk PT #	1,000,894
4,830,000	Express Transindo Utama Tbk PT * #	625,669
		1,626,563
Israel: 0.0%
68,000	Queenco Leisure International Ltd. (GDR) * # § Reg S	28,730
Malaysia: 0.7%
1,015,000	Sapurakencana Petroleum Bhd * #	1,149,377
Mexico: 1.0%
950,000	Credito Real S.A.B. de C.V. *	1,500,898
Nigeria: 2.1%
12,550,000	Guaranty Trust Bank Plc	1,953,217
237,343	Nestle Nigeria Plc	1,390,725
		3,343,942
Panama: 1.0%
11,700	Copa Holdings S.A. (Class A) (USD)	1,622,439
Philippines: 0.3%
5,720,000	Megaworld Corp. #	427,734
Portugal: 1.7%
132,000	Jeronimo Martins, SGPS S.A. #	2,708,822
Russia: 4.1%
16,000	Eurasia Drilling Co. Ltd. (GDR) Reg S	637,298
14,190	Magnit OJSC #	3,591,942
741,000	Sberbank RF (USD) #	2,230,840
		6,460,080
Singapore: 2.2%
1,948,000	Ezion Holdings Ltd. #	3,419,823
South Africa: 0.8%
50,000	Aspen Pharmacare Holdings Ltd. #	1,308,655
South Korea: 6.9%
78,700	Cheil Worldwide, Inc. * #	1,815,321
78,900	GSretail Co. Ltd. #	2,303,808
7,190	Hyundai Mobis Co. Ltd. #	1,912,695
10,775	Hyundai Motor Co. #	2,513,948
38,250	Samsung Techwin Co. Ltd. #	2,168,857
		10,714,629
Switzerland: 1.6%
444,000	Glencore Xstrata Plc (GBP) #	2,417,711
Taiwan: 4.8%
696,300	Chailease Holding Co. Ltd. #	1,633,852
277,000	Cleanaway Co. Ltd. #	1,609,285
142,000	MediaTek, Inc. #	1,754,024
155,800	Wowprime Corp. #	2,434,798
		7,431,959
Thailand: 2.8%
222,000	CP All PCL (NVDR) #	250,369
454,000	CP All PCL #	512,015
391,000	Kasikornbank PCL (NVDR) (THB) #	2,188,651
60,000	Kasikornbank PCL #	335,854
2,597,000	Thai Beverage PCL (SGD) #	1,140,272
		4,427,161
Turkey: 0.9%
205,000	TAV Havalimanlari Holding A.S. #	1,447,435
United Arab Emirates: 1.1%
80,000	Al Noor Hospitals Group Plc (GBP) *	1,058,114
117,000	NMC Health Plc (GBP)	619,186
		1,677,300
United Kingdom: 4.9%
930,000	Afren Plc * #	2,080,411
26,983	Bank of Georgia Holdings Plc #	843,236
812,346	Hirco Plc * # §	140,976
113,800	Ophir Energy Plc * #	613,422
1,469,906	Raven Russia Ltd.	1,796,622
615,000	Volga Gas Plc *	864,948
97,400	Zhaikmunai LP (GDR) Reg S	1,266,200
		7,605,815
United States: 1.3%
744,000	Samsonite International S.A. (HKD) #	2,080,038
Zimbabwe: 0.1%
750,000	Commercial Bank of Zimbabwe (USD)	103,125
Total Common Stocks (Cost: $120,315,527)		131,989,161
PREFERRED STOCKS: 5.4%
Russia: 0.8%
495	AK Transneft OAO #	1,296,357
South Korea: 4.6%
8,705	Samsung Electronics Co. Ltd. #	7,095,516
Total Preferred Stocks (Cost: $7,388,122)		8,391,873
REAL ESTATE INVESTMENT TRUSTS: 1.3%
Mexico: 0.7%
527,000	TF Administradora Industrial, S. de R.L. de C.V.	1,046,793
Turkey: 0.6%
750,000	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. #	1,017,077
Total Real Estate Investment Trusts (Cost: $2,486,121)		2,063,870
WARRANTS: 3.1%
Luxembourg: 3.1%
76,600	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 12/01/14) # * (a)	2,451,070
230,000	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 09/27/16) # * (b)	2,379,603
Total Warrants (Cost: $4,564,522)		4,830,673
MONEY MARKET FUND: 3.7% (Cost: $5,736,327)
5,736,328	AIM Treasury Portfolio - Institutional Class	5,736,327
Total Investments: 98.0% (Cost: $140,490,619)		153,011,904
Other assets less liabilities: 2.0%		3,177,251
NET ASSETS: 100.0%		$156,189,155

GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Issue price $21.53. The security is linked to the performance of Herfy Food Services Co.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $117,977,362 which represents 75.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $169,706 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of September 30, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Queenco Leisure International Ltd. (GDR)	07/03/2007	68,000	$1,297,605	$28,730	0.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	3.9%	$6,045,431
Communications	4.2	6,364,019
Consumer Discretionary	1.6	2,451,070
Consumer, Cyclical	18.7	28,665,123
Consumer, Non-cyclical	22.2	33,897,595
Energy	6.4	9,792,695
Financial	20.2	30,864,331
Financials	1.6	2,379,603
Industrial	10.2	15,587,532
Technology	7.3	11,228,178
Money Market Fund	3.7	5,736,327
	100.0%	$153,011,904

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,611,685	$—	$1,611,685
Brazil	13,103,569	—	—	13,103,569
China / Hong Kong	—	37,375,682	—	37,375,682
India	2,335,081	16,060,908	—	18,395,989
Indonesia	—	1,626,563	—	1,626,563
Israel	—	28,730	—	28,730
Malaysia	—	1,149,377	—	1,149,377
Mexico	1,500,898	—	—	1,500,898
Nigeria	3,343,942	—	—	3,343,942
Panama	1,622,439	—	—	1,622,439
Philippines	—	427,734	—	427,734
Portugal	—	2,708,822	—	2,708,822
Russia	637,298	5,822,782	—	6,460,080
Singapore	—	3,419,823	—	3,419,823
South Africa	—	1,308,655	—	1,308,655
South Korea	—	10,714,629	—	10,714,629
Switzerland	—	2,417,711	—	2,417,711
Taiwan	—	7,431,959	—	7,431,959
Thailand	—	4,427,161	—	4,427,161
Turkey	—	1,447,435	—	1,447,435
United Arab Emirates	1,677,300	—	—	1,677,300
United Kingdom	3,927,770	3,537,069	140,976	7,605,815
United States	—	2,080,038	—	2,080,038
Zimbabwe	103,125	—	—	103,125
Preferred Stocks*	—	8,391,873	—	8,391,873
Real Estate Investment Trusts
Mexico	1,046,793	—	—	1,046,793
Turkey	—	1,017,077	—	1,017,077
Warrants	—	4,830,673	—	4,830,673
Money Market Fund	5,736,327	—	—	5,736,327
Total	$35,034,542	$117,836,386	$140,976	$153,011,904

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $560,837 and transfers from Level 2 to Level 1 were $3,532,425. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Funds’ pricing time but after the last local close, as described in the Notes to Schedules of Investments.

Common Stocks
United Kingdom
Balance as of December 31, 2012	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(419,861)
Purchases	—
Sales	—
Transfers in and/or out of level 3	560,837
Balance as of September 30, 2013	$140,976

Transfers from Level 1 to Level 3 resulted primarily from suspended trading.

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.4%
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	$57,983
Canada: 7.3%
480,000	Agrium, Inc. (USD)	40,334,400
3,932,300	Eldorado Gold Corp. (USD)	26,385,733
7,093,800	First Quantum Minerals Ltd.	132,089,786
1,680,800	Goldcorp, Inc. (USD)	43,717,608
4,187,024	Kinross Gold Corp. (USD)	21,144,471
5,520,800	New Gold, Inc. (USD) *	33,014,384
		296,686,382
Kuwait: 0.3%
359,225	Kuwait Energy Co. K.S.C.C. * # § ø	1,094,824
3,233,023	Kuwait Energy Plc * # § ø	9,953,768
		11,048,592
Monaco: 0.4%
1,554,700	Scorpio Tankers, Inc. (USD)	15,173,872
Norway: 1.0%
921,800	SeaDrill Ltd. #	41,400,960
Switzerland: 7.8%
40,687,925	Glencore Xstrata Plc (GBP) * #	221,557,751
1,388,100	Noble Corp. (USD)	52,428,537
2,821,800	Weatherford International Ltd. (USD) *	43,258,194
		317,244,482
United Kingdom: 4.1%
28,730,014	Afren Plc * #	64,269,059
435,000	African Minerals Ltd. * # ø	1,583,976
2,325,600	African Minerals Ltd. * #	8,468,264
7,858,320	Ophir Energy Plc * #	42,359,129
678,626	Randgold Resources Ltd. (ADR)	48,542,118
		165,222,546
United States: 73.5%
931,917	Alpha Natural Resources, Inc. *	5,554,225
2,006,200	Anadarko Petroleum Corp.	186,556,538
658,000	Archer-Daniels-Midland Co.	24,240,720
1,404,300	Atwood Oceanics, Inc. *	77,292,672
2,004,800	Cameron International Corp. *	117,020,176
2,051,000	Cimarex Energy Co.	197,716,400
1,110,400	Cloud Peak Energy, Inc. *	16,289,568
1,696,650	Concho Resources, Inc. *	184,612,486
2,251,500	Consol Energy, Inc.	75,762,975
462,500	Cummins, Inc.	61,452,375
1,332,500	Delek US Holdings, Inc.	28,102,425
611,900	Diamond Offshore Drilling, Inc.	38,133,608
1,109,251	Diamondback Energy, Inc. *	47,298,463
758,400	Dril-Quip, Inc. *	87,026,400
646,500	EOG Resources, Inc.	109,439,520
243,100	Green Plains Renewable Energy, Inc.	3,901,755
362,500	Gulfport Energy Corp. *	23,323,250
5,091,500	Halcon Resources Corp. *	22,555,345
3,661,100	Halliburton Co.	176,281,965
2,059,800	HollyFrontier Corp.	86,738,178
493,800	Jacobs Engineering Group, Inc. *	28,729,284
3,793,800	Louisiana-Pacific Corp. *	66,732,942
5,042,700	Marathon Oil Corp.	175,889,376
1,099,700	Marathon Petroleum Corp.	70,732,704
1,499,700	National Oilwell Varco, Inc.	117,141,567
1,927,475	Newfield Exploration Co. *	52,754,991
1,989,100	Newmont Mining Corp.	55,893,710
1,163,200	Occidental Petroleum Corp.	108,805,728
1,218,300	Pioneer Natural Resources Co.	230,015,040
2,235,800	Schlumberger Ltd.	197,555,288
1,665,100	SM Energy Co.	128,529,069
1,795,600	Steel Dynamics, Inc.	30,004,476
1,850,600	Superior Energy Services, Inc. *	46,339,024
1,064,200	Tesoro Corp.	46,803,516
1,449,400	United States Steel Corp.	29,843,146
528,189	Whiting Petroleum Corp. *	31,612,112
		2,986,681,017
Total Common Stocks (Cost: $3,152,159,107)		3,833,515,834
WARRANTS: 0.0%
Canada: 0.0%
182,677	Kinross Gold Corp. (CAD 21.30, expiring 09/17/14) *	10,641
United States: 0.0%
996,020	Far East Energy Corp. (USD 1.25, expiring 12/28/14) * # §	7,470
Total Warrants (Cost: $243,323)		18,111
EXCHANGE TRADED FUND: 0.9% (Cost: $35,175,281)
292,600	SPDR Gold Trust *	37,502,542
MONEY MARKET FUND: 4.3% (Cost: $175,361,574)
175,361,574	AIM Treasury Portfolio - Institutional Class	175,361,574
Total Investments: 99.6% (Cost: $3,362,939,285)		4,046,398,061
Other assets less liabilities: 0.4%		16,114,234
NET ASSETS: 100.0%		$4,062,512,295

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $390,753,184 which represents 9.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $11,114,045 which represents 0.3% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $12,632,568, or 0.3% of net assets.

Restricted securities held by the Fund as of September 30, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
African Minerals Ltd.	01/21/2010	435,000	$2,833,678	$1,583,976	0.0%
Kuwait Energy Co. K.S.C.C.	08/06/2008	359,225	1,086,267	1,094,824	0.0
Kuwait Energy Plc	12/19/2011	3,233,023	9,776,405	9,953,768	0.3
			$13,696,350	$12,632,568	0.3%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	16.9%	$682,527,583
Consumer, Non-cyclical	0.6	24,240,720
Energy	72.8	2,944,614,288
Industrial	4.2	172,088,473
Industrial Metals	0.2	10,052,240
Precious Metals	0.0	10,641
Exchange Traded Fund	0.9	37,502,542
Money Market Fund	4.4	175,361,574
	100.0%	$4,046,398,061

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$—	$—	$57,983	$57,983
Canada	296,686,382	—	—	296,686,382
Kuwait	—	—	11,048,592	11,048,592
Monaco	15,173,872	—	—	15,173,872
Norway	—	41,400,960	—	41,400,960
Switzerland	95,686,731	221,557,751	—	317,244,482
United Kingdom	48,542,118	116,680,428	—	165,222,546
United States	2,986,681,017	—	—	2,986,681,017
Warrants
Canada	10,641	—	—	10,641
United States	—	7,470	—	7,470
Exchange Traded Fund	37,502,542	—	—	37,502,542
Money Market Fund	175,361,574	—	—	175,361,574
Total	$3,655,644,877	$379,646,609	$11,106,575	$4,046,398,061

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2012	$129,007	$10,799,460
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(71,024)	249,132
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2013	$57,983	$11,048,592

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013:

	Value as of September 30, 2013	Valuation Technique	Unobservable input Description (1)	Unobservable Input		Impact to Valuation from an Increase in Input (2)
Common Stocks
Brazil	$57,983	Discount Cash Flow	Discount for lack of market	25%		Decrease
Kuwait	$11,048,592	Market comparable companies	Production Multiple	65.0	x	Increase
			EBITDA Multiple	5.8	x	Increase
			Reserve multiple	13.0	x	Increase
		Black Scholes	Duration to conversion	0.75		Decrease
			Price Volatility	40%		Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. EBITDA means Earnings Before Interest Taxes, Depreciation and Amortization.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS (a)

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.0%
Australia: 5.5%
9,736,424	Evolution Mining Ltd. #	$7,737,967
11,601,118	Gryphon Minerals Ltd. * #	1,583,359
1,717,725	Newcrest Mining Ltd. #	18,891,643
7,900,000	Papillon Resources Ltd. * #	8,189,792
9,212,260	Perseus Mining Ltd. * #	4,783,727
		41,186,488
Canada: 69.9%
800,000	Alamos Gold, Inc.	12,426,581
963,544	Alamos Gold, Inc. (USD)	14,963,838
1,760,000	Amarillo Gold Corp. *	307,558
2,160,000	Argonaut Gold, Inc. ø	12,623,853
1,781,875	Argonaut Gold, Inc. *	10,413,948
1,668,000	Asanko Gold, Inc. *	3,902,607
4,586,753	AuRico Gold, Inc. (USD)	17,475,529
5,649,000	B2Gold Corp. *	14,094,394
2,278,000	B2Gold Corp. (USD) *	5,649,440
948,000	Bear Creek Mining Corp. (USD) ø	2,085,600
667,000	Bear Creek Mining Corp. (USD) *	1,467,400
4,300,000	Belo Sun Mining Corp. *	1,899,422
2,599,000	Continental Gold Ltd. *	9,411,456
1,191,000	Eastmain Resources, Inc. (USD) *	381,564
1,839,000	Eastmain Resources, Inc. (USD) * ø	589,166
3,292,461	Eldorado Gold Corp.	22,215,042
4,186,000	Eldorado Gold Corp. (USD)	28,088,060
1,383,000	Fortuna Silver Mines, Inc. *	5,048,376
767,000	Franco-Nevada Corp. (USD)	34,714,420
3,000,000	Gold Canyon Resources, Inc. (USD) *	920,400
328,386	Goldcorp, Inc.	8,543,998
1,765,897	Goldcorp, Inc. (USD)	45,930,981
1,030,000	Guyana Goldfields, Inc. *	2,259,890
1,055,000	Guyana Goldfields, Inc. (USD) *	2,363,200
3,777,000	Kinross Gold Corp. (USD)	19,073,850
1,593,852	New Gold, Inc. *	9,500,755
1,026,170	New Gold, Inc. (USD) ø	6,136,497
5,785,630	New Gold, Inc. (USD) *	34,598,067
3,356,875	Orezone Gold Corp. *	1,319,872
1,093,333	Osisko Mining Corp. ø	5,530,086
7,832,823	Osisko Mining Corp. *	39,618,474
764,500	Premier Gold Mines Ltd. *	1,558,614
668,000	Pretium Resources, Inc. *	4,610,922
725,000	Pretium Resources, Inc. (USD) *	4,995,250
1,195,000	Primero Mining Corp. (USD) *	6,512,750
5,600,000	Romarco Minerals, Inc. *	2,120,285
4,300,000	Roxgold, Inc. *	2,922,188
3,118,000	Rubicon Minerals Corp. *	3,965,419
3,728,000	Sabina Gold & Silver Corp. *	3,184,933
2,042,000	Semafo, Inc.	4,916,422
18,611	Silver Wheaton Corp.	461,097
2,014,375	Silver Wheaton Corp. (USD)	49,896,069
365,000	Silvercorp Metals, Inc.	1,190,622
3,002,000	Silvercorp Metals, Inc. (USD)	9,816,540
4,800,000	Sulliden Gold Corp. Ltd. *	4,566,769
2,440,000	Timmins Gold Corp. *	4,121,742
9,491,000	Torex Gold Resources, Inc. *	12,254,774
6,635,000	Volta Resources, Inc. *	1,481,530
3,360,578	Yamana Gold, Inc. (USD)	34,950,011
		527,080,261
Mexico: 2.3%
1,100,000	Fresnillo Plc (GBP) #	17,318,051
United Kingdom: 7.9%
4,242,500	Lydian International Ltd. (CAD) *	2,759,551
792,000	Randgold Resources Ltd. (ADR)	56,651,760
		59,411,311
United States: 10.4%
2,100,000	Klondex Mines Ltd. (CAD) *	2,833,843
4,300,000	Midway Gold Corp. *	4,106,500
360,000	Newmont Mining Corp.	10,116,000
658,100	Royal Gold, Inc.	32,023,146
1,500,000	Tahoe Resources, Inc. (CAD) ø	26,998,689
139,000	Tahoe Resources, Inc. (CAD) *	2,501,879
		78,580,057
Total Common Stocks (Cost: $725,485,914)		723,576,168
WARRANTS: 0.0%
Canada: 0.0%
354,041	Kinross Gold Corp. (CAD 21.30, expiring 09/17/14) *	20,623
103,000	Pan American Silver Corp. (CAD 35.00, expiring 12/31/14) * # §	15,749
Total Warrants (Cost: $525,098)		36,372

Fine Troy Ounces
COMMODITY: 2.2% (Cost: $20,930,139)
12,625	Gold Bullion *	16,778,810

Number of Shares
MONEY MARKET FUND: 1.6% (Cost: $11,686,385)
11,686,385	AIM Treasury Portfolio - Institutional Class	11,686,385
Total Investments: 99.8% (Cost: $758,627,536)		752,077,735
Other assets less liabilities: 0.2%		1,295,484
NET ASSETS: 100.0%		$753,373,219

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

(a)	Represents consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $58,520,288 which represents 7.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $15,749 which represents 0.0% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $53,963,891, or 7.2% of net assets.

Restricted securities held by the Fund as of September 30, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Argonaut Gold, Inc.	11/13/2009	2,160,000	$10,383,442	$12,623,853	1.7%
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	2,085,600	0.3
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	589,166	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	6,136,497	0.8
Osisko Mining Corp.	09/14/2009	1,093,333	2,959,754	5,530,086	0.7
Tahoe Resources, Inc.	05/28/2010	1,500,000	9,103,783	26,998,689	3.6
			$29,114,542	$53,963,891	7.2%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Commodity - Gold	2.2%	$16,778,810
Diversified Minerals	0.7	5,548,778
Gold Mining	78.1	587,162,289
Metal - Diversified	0.2	1,481,530
Precious Metals	5.6	42,120,439
Silver Mining	11.6	87,299,504
Money Market Fund	1.6	11,686,385
	100.0%	$752,077,735

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$41,186,488	$—	$41,186,488
Canada	527,080,261	—	—	527,080,261
Mexico	—	17,318,051	—	17,318,051
United Kingdom	59,411,311	—	—	59,411,311
United States	78,580,057	—	—	78,580,057
Warrants
Canada	20,623	15,749	—	36,372
Commodity - Gold	16,778,810	—	—	16,778,810
Money Market Fund	11,686,385	—	—	11,686,385
Total	$693,557,447	$58,520,288	$—	$752,077,735

See Notes to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 44.4%
Basic Materials: 5.6%
32,725	Argonaut Gold, Inc. (CAD) *	$191,257
1,001	Ashland, Inc.	92,572
43,450	Continental Gold Ltd. (CAD) *	157,340
18,520	Eldorado Gold Corp.	124,269
18,460	Eldorado Gold Corp. (CAD)	124,554
60,350	Fortuna Silver Mines, Inc. (CAD) *	220,296
8,030	Goldcorp, Inc.	208,860
7,953	MAG Silver Corp. *	46,764
1,320	Monsanto Co.	137,768
27,810	New Gold, Inc. *	166,304
43,770	Osisko Mining Corp. (CAD) *	221,389
15,740	Tahoe Resources, Inc. *	282,061
128,900	Volta Resources, Inc. (CAD) *	28,782
		2,002,216
Communications: 7.1%
1,009	Aruba Networks, Inc. *	16,790
7,637	Brightcove, Inc. *	85,916
3,477	CalAmp Corp. *	61,300
3,612	CBS Corp.	199,238
1,030	Discovery Communications, Inc. *	80,464
1,277	DISH Network Corp.	57,478
2,083	eBay, Inc. *	116,211
1,411	EchoStar Corp. *	61,999
2,413	eGain Communications Corp. *	36,412
1,391	Equinix, Inc. *	255,457
23	EZchip Semiconductor Ltd. *	567
3,466	Finisar Corp. *	78,436
178	Google, Inc. *	155,912
369	IAC/InterActiveCorp.	20,173
4,842	ICG Group, Inc. *	68,708
5,054	Liberty Interactive Corp. *	118,617
672	Liberty Media Corp. *	98,885
14,465	Lionbridge Technologies, Inc. *	53,376
6,034	NeoPhotonics Corp. *	44,591
7,591	News Corp. *	121,911
3,007	Perficient, Inc. *	55,209
242	Plantronics, Inc.	11,144
139	Priceline.com, Inc. *	140,522
16,287	ShoreTel, Inc. *	98,373
830	Sinclair Broadcast Group, Inc.	27,822
765	SPS Commerce, Inc. *	51,194
7,614	Support.com, Inc. *	41,496
1,244	The Walt Disney Co.	80,226
316	Tribune Co. *	19,936
1,627	Verizon Communications, Inc.	75,916
1,025	Viacom, Inc.	85,670
3,617	Vivendi S.A. (EUR)	83,203
1,050	Vodafone Group Plc (ADR)	36,939
		2,540,091
Consumer, Cyclical: 5.7%
7,218	Accuride Corp. *	37,101
646	Arctic Cat, Inc.	36,854
1,761	Arrow Electronics, Inc. *	85,461
1,171	Asbury Automotive Group, Inc. *	62,297
1,177	Beacon Roofing Supply, Inc. *	43,396
3,032	Brookfield Residential Properties, Inc. *	69,797
2,313	Brunswick Corp.	92,312
333	Burger King Worldwide, Inc.	6,500
92	Chipotle Mexican Grill, Inc. *	39,440
850	Conn’s, Inc. *	42,534
2,861	Diversified Restaurant Holdings, Inc. *	18,768
1,640	Dollar Tree, Inc. *	93,742
39,000	Galaxy Entertainment Group Ltd. (HKD) * #	274,054
7,960	GSretail Co. Ltd. (KRW) #	232,425
1,534	Harley-Davidson, Inc.	98,544
982	Hyundai Motor Co. (KRW) #	229,113
278	Icahn Enterprises LP	23,149
1,040	Las Vegas Sands Corp.	69,077
1,930	La-Z-Boy, Inc.	43,830
353	Mohawk Industries, Inc. *	45,978
344	Ralph Lauren Corp.	56,667
1,219	Starbucks Corp.	93,826
419	Thor Industries, Inc.	24,319
666	Watsco, Inc.	62,784
4,193	Winnebago Industries, Inc. *	108,850
375	Wynn Resorts Ltd.	59,254
		2,050,072
Consumer, Non-cyclical: 5.6%
4,244	Accuray, Inc. *	31,363
490	Alliance Data Systems Corp. *	103,620
191	Ascent Capital Group, Inc. *	15,398
1,465	Beam, Inc.	94,712
6,738	BioTelemetry, Inc. *	66,774
2,059	Bridgepoint Education, Inc. *	37,144
60	Crimson Wine Group Ltd. *	573
2,583	Cynosure, Inc. *	58,918
1,368	Exact Sciences Corp. *	16,156
122,000	Ezion Holdings Ltd. (SGD) #	214,178
5,670	Franklin Covey Co. *	101,776
4,668	Great Lakes Dredge & Dock Corp.	34,637
10,406	Guided Therapeutics, Inc. *	6,707
1,858	Healthways, Inc. *	34,392
597	Hertz Global Holdings, Inc. *	13,230
1,520	Huron Consulting Group, Inc. *	79,967
11,398	Jeronimo Martins, SGPS S.A. (EUR) #	233,903
3,213	KAR Auction Services, Inc.	90,639
1,930	Korn/Ferry International *	41,302
2,567	MAKO Surgical Corp. *	75,752
1,910	Masimo Corp.	50,882
8,675	Merge Healthcare, Inc. *	22,642
1,879	Novadaq Technologies, Inc. *	31,154
3,398	NxStage Medical, Inc. *	44,718
905	Philip Morris International, Inc.	78,364
2,886	Quanta Services, Inc. *	79,394
1,121	Quidel Corp. *	31,836
4,996	Repligen Corp. *	55,406
1,484	Spectranetics Corp. *	24,902
18,231	Synergetics USA, Inc. *	82,951
1,045	TearLab Corp. *	11,558
775	United Rentals, Inc. *	45,175
2,353	Vascular Solutions, Inc. *	39,530
2,953	Volcano Corp. *	70,636
		2,020,289
Diversified: 0.2%
2,444	Leucadia National Corp.	66,575
Energy: 4.3%
122,869	Afren Plc (GBP) * #	274,858
1,580	Bill Barrett Corp. *	39,674
1,796	Cabot Oil & Gas Corp.	67,027
3,588	Energy XXI Bermuda Ltd.	108,358
3,050	EPL Oil & Gas, Inc. *	113,185
676	Gulfport Energy Corp. *	43,494
154,000	Kunlun Energy Co. Ltd. (HKD) #	216,469
1,622	National Oilwell Varco, Inc.	126,694
6,100	Pacific Rubiales Energy Corp.	120,310
4,435	Southwestern Energy Co. *	161,345
1,022	Total S.A. (ADR)	59,194
144,888	Volga Gas Plc (GBP) *	203,773
2,966	Willbros Group, Inc. *	27,228
		1,561,609
Financial: 6.0%
919	American Express Co.	69,403
1,172	American International Group, Inc.	56,994
4,301	Assured Guaranty Ltd.	80,644
11,380	Blackstone Group LP	283,248
1,255	CME Group, Inc.	92,719
10,839	Dream Unlimited Corp. *	138,631
4,953	Dundee Corp. *	92,116
830,000	Franshion Properties China Ltd. (HKD) #	273,836
39,487	Kasikornbank PCL (NVDR) (THB) #	221,031
5,994	KKR & Co. LP	123,357
961	Oaktree Capital Group LLC	50,308
1,430	Onex Corp.	75,075
1,687	Partners Value Fund, Inc. *	36,849
5,020	Realogy Holdings Corp. *	215,960
2,803	TD Ameritrade Holding Corp.	73,383
3,738	The Charles Schwab Corp.	79,021
788	The Howard Hughes Corp. *	88,548
628	Visa, Inc.	120,011
		2,171,134
Industrial: 4.4%
2,038	AO Smith Corp.	92,118
1,788	Applied Optoelectronics, Inc. *	17,880
784	BE Aerospace, Inc. *	57,875
1,534	Clean Harbors, Inc. *	89,984
754	Colfax Corp. *	42,593
4,069	CPI Aerostructures, Inc. *	47,160
6,889	CUI Global, Inc. *	39,750
638	Danaher Corp.	44,226
2,911	Electro Scientific Industries, Inc.	34,088
7,329	Flow International Corp. *	29,243
811	Forward Air Corp.	32,724
2,250	Foster Wheeler A.G. *	59,265
933	Garmin Ltd.	42,162
5,145	Greenbrier Cos, Inc. *	127,236
3,648	II-VI, Inc. *	68,655
1,705	Ingersoll-Rand Plc	110,723
847	Lennox International, Inc.	63,745
736	Martin Marietta Materials, Inc.	72,253
2,147	Newport Corp. *	33,558
2,936	Norbord, Inc.	86,172
1,908	Roadrunner Transportation Systems, Inc. *	53,882
1,181	Rogers Corp. *	70,246
761	Ryder System, Inc.	45,432
1,715	Trimble Navigation Ltd. *	50,953
703	Vulcan Materials Co.	36,422
1,824	Waste Connections, Inc.	82,828
1,866	Werner Enterprises, Inc.	43,534
		1,574,707
Technology: 5.5%
501	ACI Worldwide, Inc. *	27,084
6,548	Activision Blizzard, Inc.	109,155
266	Apple, Inc.	126,815
5,173	Applied Micro Circuits Corp. *	66,732
10,733	Callidus Software, Inc. *	98,422
8,082	CDC Corp. * #	2,788
1,464	Cognizant Technology Solutions Corp. *	120,224
2,895	Datalink Corp. *	39,140
5,696	FormFactor, Inc. *	39,075
17,687	Glu Mobile, Inc. *	49,347
3,558	Himax Technologies, Inc. (ADR)	35,580
7,577	inContact, Inc. *	62,662
5,954	MaxLinear, Inc. *	49,359
7,574	Mercury Computer Systems, Inc. *	75,664
1,620	Microchip Technology, Inc.	65,270
118	MICROS Systems, Inc. *	5,893
773	NQ Mobile, Inc. (ADR) *	16,844
2,619	NVIDIA Corp.	40,752
1,510	Proofpoint, Inc. *	48,501
3,603	QUALCOMM, Inc.	242,698
5,960	Rudolph Technologies, Inc. *	67,944
268	Samsung Electronics Co. Ltd. (KRW) #	340,894
4,135	Skyworks Solutions, Inc. *	102,714
363	Streamline Health Solutions, Inc. *	2,759
153,480	Trident Microsystems, Inc. * #	6,907
1,543	VeriFone Systems, Inc. *	35,273
1,034	Virtusa Corp. *	30,048
19,639	Vitesse Semiconductor Corp. *	59,703
		1,968,247
Total Common Stocks (Cost: $14,802,280) (a)		15,954,940
INVESTMENT TRUST: 0.0% (Cost: $19,236)
Energy: 0.0%
229	Texas Pacific Land Trust	19,357
REAL ESTATE INVESTMENT TRUSTS: 0.9%
Financial: 0.9%
1,358	American Tower Corp.	100,669
12,044	NorthStar Realty Finance Corp.	111,768
503	Summit Hotel Properties, Inc.	4,623
1,743	Weyerhaeuser Co. (Preferred Security) 6.38%,07/01/16	92,344
Total Real Estate Investment Trusts (Cost: $267,021) (a)		309,404
WARRANT: 0.0% (Cost: $19)
Telecommunication Services: 0.0%
1,865	xG Technology, Inc.(USD 6.87, expiring 07/18/18)	2,387

Principal Amount
ASSET-BACKED SECURITIES: 1.1%
$43,377	Countrywide Asset-Backed Certificates 5.81%,01/25/18 (c)	40,809
350,000	Sealane Trade Finance 14.26%,02/12/16 # Reg S	366,607
		407,416
Total Asset-Backed Securities (Cost: $400,897) (a)
CORPORATE BONDS: 13.7%
Basic Materials: 0.8%
$110,000	Rockwood Specialties Group, Inc. 4.63%,10/15/15 (c)	111,100
295,000	Sidetur Finance B.V. 10.00%,11/07/13 (c) Reg S ♦	162,250
		273,350
Communications: 3.1%
42,000	Affinion Group, Inc. 11.50%,11/08/13 (c)	36,750
205,000	Alaska Communications Systems Group, Inc. 6.25%,05/01/18 144A	177,581
95,000	Clear Channel Communications, Inc. 5.50%,09/15/14	93,813
58,000	5.50%,12/15/16	44,370
111,702	11.00%,11/08/13 (c)	101,090
375,000	Maxcom Telecomunicaciones S.A.B. de C.V. 11.00%,11/08/13 (c) ♦	300,000
320,000	Trilogy International Partners LLC 10.25%,11/08/13 (c) 144A	308,800
55,000	WebMD Health Corp. 2.50%,01/31/18	52,078
		1,114,482
Consumer, Cyclical: 2.4%
49,702	Chukchansi Economic Development Authority 9.75%,05/30/16 (c) Reg S ♦	29,076
388,673	9.75%,05/30/16 (c) 144A ♦	227,374
66,438	Inn of the Mountain Gods Resort & Casino 1.25%,11/08/13 (c) 144A	63,614
57,000	JC Penney Corp., Inc. 6.88%,10/15/15	52,155
52,900	7.95%,04/01/17	45,626
72,493	Kellwood Co. 12.88%,11/08/13 (c)	71,429
9,300	Neebo, Inc. 15.00%,06/30/16 (c)	9,719
93,000	15.00%,11/08/13 (c) 144A	97,185

	200,000	Sifco S.A. 11.50%,06/06/16 Reg S	99,000
	158,000	The Bon-Ton Department Stores, Inc. 10.63%,11/08/13 (c)	158,790
			853,968
Consumer, Non-cyclical: 1.0%
	83,000	Armored Autogroup, Inc. 9.25%,11/01/14 (c)	75,323
	200,000	CFG Investment S.A.C. 9.75%,07/30/16 (c) Reg S	185,000
	79,000	Kinetic Concepts, Inc. 12.50%,11/01/15 (c)	83,345
			343,668
Energy: 2.4%
	200,000	Enercoal Resources Pte Ltd. 9.25%,08/05/14 (p) Reg S	116,000
	93,000	EPL Oil & Gas, Inc. 8.25%,02/15/15 (c)	98,580
	11,000	Green Field Energy Services, Inc. 13.25%,11/15/14 (c) § 144A ♦	10,010
CAD	30,000	Pengrowth Energy Corp. 6.25%,03/31/17	29,707
	$45,000	SunCoke Energy, Inc. 7.63%,08/01/14 (c)	48,488
	1,000,000	Tristan Oil Ltd. 26.06%,11/07/13 (c) ^ Reg S ♦	570,500
			873,285
Financial: 3.5%
	280,000	Banco Cruzeiro do Sul S.A. 7.00%,07/08/13 ♦	68,600
	125,000	8.00%,09/17/12 ♦	32,529
	315,000	8.25%,01/20/16 Reg S ♦	72,510
	450,000	8.50%,02/20/15 Reg S ♦	118,224
	131,000	Emigrant Bancorp, Inc. 6.25%,06/15/14 144A	131,819
	66,000	Jefferies Group, Inc. 3.88%,11/01/17 (c) (p)	69,424
	200,000	MF Global Holdings Ltd. 6.25%,08/08/16 ♦	104,500
	88,000	Nuveen Investments, Inc. 5.50%,09/15/15	85,800
MYR	1,000,000	Special Port Vehicle Bhd 5.30%,07/30/14 # §	294,524
	$300,000	Standard Bank Plc 11.87%,01/27/14 ^ # 144A	289,173
			1,267,103
Industrial: 0.5%
	123,782	Inversiones Alsacia S.A. 8.00%,02/18/15 (c) Reg S	100,449
	106,000	Tervita Corp. 9.75%,11/01/15 (c) Reg S	98,050
			198,499
Total Corporate Bonds (Cost: $5,162,603) (a)			4,924,355
FOREIGN GOVERNMENT OBLIGATIONS: 1.2%
ARS	8,026,000	Argentine Republic Government International Bond 12/15/35	147,331
	$300,000	Provincia de Buenos Aires, Argentina 11.75%,10/05/15 Reg S	286,500
Total Foreign Government Obligations (Cost: $322,907)			433,831
STRUCTURED NOTE: 2.3% (Cost: $860,000)
Financial: 2.3%
	$860,000	Deutsche Bank A.G. London Branch, Alpha Overlay Securities 06/23/16 # § (b)	840,134

	Number of Shares
CLOSED-END FUNDS: 2.5%
	933	DoubleLine Income Solutions Fund	20,479
	2,000	First Trust Strategic High Income Fund II	31,820
	3,900	Helios High Income Fund, Inc.	32,370
	5,500	Helios Multi-Sector High Income Fund, Inc.	31,955
	4,445	JZ Capital Partners Ltd. (GBP)	33,025
	1,945	Montgomery Street Income Securities, Inc.	30,556
	3,370	Nuveen Credit Strategies Income Fund	31,510
	31,000	Nuveen Diversified Currency Opportunities Fund	324,880
	1,612	PCM Fund, Inc.	18,457
	4,270	PIMCO Dynamic Credit Income Fund	95,007
	3,320	PIMCO Dynamic Income Fund	95,251
	1,549	PIMCO Income Opportunity Fund	42,582
	791	PIMCO Income Strategy Fund	9,152
	1,236	PIMCO Income Strategy Fund II	12,607
	5,275	Western Asset High Income Opportunity Fund, Inc.	31,492
	2,330	Western Asset Mortgage Defined Opportunity Fund, Inc.	52,425
Total Closed-End Funds (Cost: $948,815) (a)			893,568
EXCHANGE TRADED FUNDS: 0.9%
	800	iShares Russell 2000 ETF	85,296
	495	iShares Silver Trust *	10,341
	1,700	SPDR Gold Trust *	217,889
Total Exchange Traded Funds (Cost: $349,540) (a)			313,526
OPEN-END FUND: 10.3% (Cost: $3,787,867)
	374,366	AQR Managed Futures Strategy Fund	3,702,478
OPTIONS PURCHASED: 0.1%
	400	Equinix, Inc. Call ($200, expiring 01/18/14)	2,680
	8,400	iShares Russell 2000 ETF Put ($98, expiring 11/16/13)	6,216
	4,000	JC Penney Co., Inc. Put ($8, expiring 01/18/14)	4,600
	2,100	SPDR S&P 500 ETF Trust Put ($163, expiring 10/19/13)	1,722
	5,000	T-Mobile US, Inc. Call ($26, expiring 11/16/13)	8,000
Total Options Purchased (Cost: $32,055)			23,218
MONEY MARKET FUND: 18.6% (Cost: $6,692,344)
	6,692,344	AIM Treasury Portfolio - Institutional Class	6,692,344
Total Investments: 96.0% (Cost: $33,645,584)			34,516,958
Other assets less liabilities: 4.0%			1,437,941
NET ASSETS: 100.0%			$35,954,899

SECURITIES SOLD SHORT: (27.9)%
COMMON STOCKS: (11.5)%
Basic Materials: (0.1)%
	(4,647)	Glencore Xstrata Plc *	(25,140)
	(166)	HB Fuller Co.	(7,502)
	(987)	Zoltek Cos, Inc. *	(16,473)
			(49,115)
Communications: (1.1)%
	(92)	Amazon.com, Inc. *	(28,763)
	(578)	AT&T, Inc.	(19,548)
	(3,126)	Corning, Inc.	(45,608)
	(338)	DIRECTV *	(20,196)
	(1,284)	IPG Photonics Corp.	(72,302)
	(1,014)	Juniper Networks, Inc. *	(20,138)
	(77)	Netflix, Inc. *	(23,809)
	(1,422)	Nielsen Holdings N.V.	(51,832)
	(442)	Rackspace Hosting, Inc. *	(23,320)
	(579)	Splunk, Inc. *	(34,763)
	(2,936)	Sprint Corp. *	(18,233)
	(602)	Viasat, Inc. *	(38,378)
			(396,890)
Consumer, Cyclical: (3.3)%
	(1,410)	Best Buy Co., Inc.	(52,875)
	(574)	Buffalo Wild Wings, Inc. *	(63,840)
	(2,615)	Burger King Worldwide, Inc.	(51,045)
	(569)	Cabela's, Inc. *	(35,864)
	(921)	Carter's, Inc.	(69,895)
	(96)	Chipotle Mexican Grill, Inc. *	(41,155)
	(720)	Columbia Sportswear Co.	(43,366)
	(743)	Darden Restaurants, Inc.	(34,393)
	(717)	Dorman Products, Inc.	(35,527)
	(505)	DSW, Inc.	(43,087)
	(444)	DTS, Inc. *	(9,324)
	(388)	GameStop Corp.	(19,264)
	(634)	Guess?, Inc.	(18,925)
	(1,182)	hhgregg, Inc. *	(21,170)
	(1,032)	International Game Technology	(19,536)
	(1,644)	Krispy Kreme Doughnuts, Inc. *	(31,795)
	(3,611)	LKQ Corp. *	(115,046)
	(444)	Macy's, Inc.	(19,212)
	(1,172)	MSC Industrial Direct Co.	(95,342)
	(319)	Newell Rubbermaid, Inc.	(8,773)
	(776)	Noodles & Co. *	(33,112)
	(556)	Pool Corp.	(31,208)
	(1,078)	Regal Entertainment Group	(20,460)
	(2,206)	Select Comfort Corp. *	(53,716)
	(572)	Six Flags Entertainment Corp.	(19,328)
	(2,226)	Sony Corp. (ADR)	(47,904)
	(2,068)	Staples, Inc.	(30,296)
	(268)	Susser Holdings Corp. *	(14,244)
	(2,369)	The Wendy's Co.	(20,089)
	(540)	WESCO International, Inc. *	(41,326)
	(142)	WW Grainger, Inc.	(37,163)
			(1,178,280)
Consumer, Non-cyclical: (1.4)%
	(914)	Capella Education Co. *	(51,696)
	(1,292)	DeVry, Inc.	(39,484)
	(962)	ExlService Holdings, Inc. *	(27,398)
	(845)	Fairway Group Holdings Corp. *	(21,598)
	(921)	Green Dot Corp. *	(24,250)
	(291)	Green Mountain Coffee Roasters, Inc. *	(21,921)
	(578)	IPC The Hospitalist Co., Inc. *	(29,484)
	(1,199)	Iron Mountain, Inc.	(32,397)
	(600)	K12, Inc. *	(18,528)
	(194)	Ligand Pharmaceuticals, Inc. *	(8,396)
	(105)	Neogen Corp. *	(6,376)
	(690)	Pfizer, Inc.	(19,810)
	(1,105)	Safeway, Inc.	(35,349)
	(449)	Strayer Education, Inc.	(18,642)
	(1,208)	The Brink's Co.	(34,186)
	(515)	The Coca-Cola Co.	(19,508)
	(801)	The Kroger Co.	(32,312)
	(2,129)	The Western Union Co.	(39,727)
	(656)	Weight Watchers International, Inc.	(24,515)
			(505,577)
Energy: (0.2)%
	(607)	Consol Energy, Inc.	(20,426)
	(1,063)	Peabody Energy Corp.	(18,337)
	(621)	Rosetta Resources, Inc. *	(33,820)
			(72,583)
Financial: (0.2)%
	(1,078)	Legg Mason, Inc.	(36,048)
	(942)	The Progressive Corp.	(25,651)
			(61,699)
Industrial: (1.8)%
	(260)	Acuity Brands, Inc.	(23,925)
	(398)	Alamo Group, Inc.	(19,466)
	(1,210)	American Railcar Industries, Inc.	(47,468)
	(564)	CIRCOR International, Inc.	(35,070)
	(234)	Crane Co.	(14,431)
	(1,111)	Energy Recovery, Inc. *	(8,044)
	(844)	FARO Technologies, Inc. *	(35,591)
	(4,044)	Flextronics International Ltd. *	(36,760)
	(1,013)	Garmin Ltd.	(45,777)
	(235)	General Dynamics Corp.	(20,567)
	(7,790)	Headwaters, Inc. *	(70,032)
	(359)	Huntington Ingalls Industries, Inc.	(24,197)
	(819)	IDEX Corp.	(53,440)
	(718)	Itron, Inc. *	(30,752)
	(1,016)	Jabil Circuit, Inc.	(22,027)
	(170)	Lockheed Martin Corp.	(21,684)
	(862)	National Instruments Corp.	(26,662)
	(225)	Northrop Grumman Corp.	(21,434)
	(1,841)	Quanex Building Products Corp.	(34,666)
	(307)	Trex Co., Inc. *	(15,206)
	(957)	Trimble Navigation Ltd. *	(28,432)
	(584)	Tyco International Ltd.	(20,428)
			(656,059)
Technology: (2.7)%
	(3,060)	Activision Blizzard, Inc.	(51,010)
	(426)	Adobe Systems, Inc. *	(22,126)
	(417)	Akamai Technologies, Inc. *	(21,559)
	(1,288)	Applied Materials, Inc.	(22,592)
	(529)	Autodesk, Inc. *	(21,779)
	(743)	Bottomline Technologies, Inc. *	(20,715)
	(530)	Cabot Microelectronics Corp. *	(20,416)
	(360)	CACI International, Inc. *	(24,880)
	(639)	Cerner Corp. *	(33,579)
	(327)	Concur Technologies, Inc. *	(36,134)
	(2,390)	Electronic Arts, Inc. *	(61,065)
	(502)	First Solar, Inc. *	(20,185)
	(3,994)	Freescale Semiconductor Holdings I Ltd. *	(66,500)
	(1,361)	Hewlett-Packard Co.	(28,554)
	(417)	Infosys Ltd. (ADR)	(20,062)
	(104)	International Business Machines Corp.	(19,259)
	(308)	Intuit, Inc.	(20,423)
	(392)	j2 Global, Inc.	(19,412)
	(7,263)	Lattice Semiconductor Corp. *	(32,393)
	(988)	Lexmark International, Inc.	(32,604)
	(692)	Linear Technology Corp.	(27,445)
	(1,515)	Microsoft Corp.	(50,465)
	(1,218)	Netscout Systems, Inc. *	(31,144)
	(1,319)	NVIDIA Corp.	(20,524)
	(617)	Oracle Corp.	(20,466)
	(266)	SAP A.G. (ADR)	(19,663)
	(498)	Seagate Technology Plc	(21,783)
	(320)	ServiceNow, Inc. *	(16,624)
	(4,678)	Teradyne, Inc. *	(77,281)
	(276)	Ultimate Software Group, Inc. *	(40,682)
	(972)	Ultratech, Inc. *	(29,452)
	(309)	Western Digital Corp.	(19,591)
			(970,367)
Utilities: (0.7)%
	(86,000)	Centrais Eletricas Brasileiras S.A. (ADR)	(241,660)
Total Common Stocks (Proceeds: $(3,766,372))			(4,132,230)
REAL ESTATE INVESTMENT TRUSTS: (0.2)%
Financial: (0.2)%
	(9,316)	Hersha Hospitality Trust	(52,076)
	(989)	LaSalle Hotel Properties	(28,260)
Total Real Estate Investment Trusts (Proceeds: $(80,216))			(80,336)

	Principal Amount
CORPORATE BONDS: (2.0)%
Basic Materials: (1.3)%
		Vale Overseas Ltd.
	$(500,000)	4.38%,01/11/22	(484,222)
Financial: (0.7)%
		BBVA Banco Continental S.A.
	(250,000)	5.00%,08/26/22 Reg S	(240,625)
Total Corporate Bonds (Proceeds: $(744,889))			(724,847)
FOREIGN GOVERNMENT OBLIGATION: (1.1)% (Proceeds: $(399,226))

		Slovenia Government Bond
EUR	(350,000)	4.63%,09/09/24 Reg S	(401,289)

	Number of Shares
EXCHANGE TRADED FUNDS: (13.1)%
	(7,900)	CurrencyShares Japanese Yen Trust *	(785,813)
	(20,723)	Direxion Daily Emerging Markets Bull 3X Shares *	(551,439)
	(76)	Direxion Daily Small Cap Bull 3X Shares *	(4,767)
	(789)	Energy Select Sector SPDR Fund	(65,392)
	(4,216)	iShares Barclays 20+ Year Treasury Bond Fund	(448,582)
	(10,629)	iShares Russell 2000 ETF	(1,133,259)
	(2,125)	iShares Silver Trust *	(44,391)
	(59,400)	Market Vectors Gold Miners ETF ‡	(1,488,564)
	(695)	Market Vectors Semiconductor ETF ‡	(27,737)
	(1,893)	SPDR Barclays High Yield Bond ETF	(75,417)
	(2,631)	Technology Select Sector SPDR Fund	(84,271)
Total Exchange Traded Funds (Proceeds: $(5,630,798))			(4,709,632)
Total Securities Sold Short (Proceeds: $(10,621,501))			$(10,048,334)
WRITTEN OPTIONS: (0.2)%
	(800)	Blackstone Group LP Call ($20, expiring 01/18/14)	$(3,784)
	(600)	CBS Corp. Call ($60, expiring 12/21/13)	(600)
	(400)	Equinix, Inc. Put ($160, expiring 10/19/13)	(130)
	(400)	Equinix, Inc. Put ($165, expiring 01/18/14)	(2,440)
	(600)	Ingersoll-Rand Plc Call ($68, expiring 10/19/13)	(330)
	(5,000)	iShares Russell 2000 ETF Put ($105, expiring 09/30/14)	(25)
	(4,200)	iShares Russell 2000 ETF Put ($103, expiring 10/19/13)	(3,066)
	(4,000)	JC Penney Co., Inc. Put ($5, expiring 01/18/14)	(1,200)
	(2,600)	JC Penney Co., Inc. Put ($13, expiring 01/18/14)	(14,560)
	(800)	KKR & Co. LP Call ($20, expiring 01/18/14)	(1,128)
	(1,700)	Live Nation Entertainment, Inc. Put ($10, expiring 01/18/14)	(170)
	(1,700)	NorthStar Realty Finance Corp. Call ($10, expiring 12/21/13)	(255)
	(7,100)	SPDR S&P 500 ETF Trust Put ($163, expiring 11/16/13)	(12,922)
	(6,900)	SPDR S&P 500 ETF Trust Put ($164, expiring 11/16/13)	(15,249)
	(6,900)	SPDR S&P 500 ETF Trust Put ($162, expiring 11/16/13)	(12,006)
	(2,100)	SPDR S&P 500 ETF Trust Put ($155, expiring 10/19/13)	(546)
	(6,800)	SPDR S&P 500 ETF Trust Put ($156, expiring 10/19/13)	(1,972)
	(5,000)	T-Mobile US, Inc. Put ($20, expiring 11/16/13)	(700)
	(5,000)	T-Mobile US, Inc. Call ($29, expiring 11/16/13)	(2,600)
Total Written Options (Premiums received: $(78,437))			$(73,683)

ADR	American Depositary Receipt
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
KRW	Korean Won
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $23,314,551.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank ProVol Hedge Index, the Deutsche Bank Equity Mean Reversion Alpha Index, the Deutsche Bank Equity Mean Reversion Alpha Index Emerging Markets and the Deutsche Bank Fed Funds Effective Rate Total Return Index.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,310,894 which represents 12.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,144,668 which represents 3.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,305,556, or 3.6% of net assets.
♦	Security in default

As of September 30, 2013, the Fund held the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Appreciation
State Street Bank And Trust Company	BRL	940,102	USD	428,000	10/2/2013	$3,824
State Street Bank And Trust Company	USD	428,000	BRL	1,013,718	10/2/2013	29,392
Net unrealized appreciation on forward foreign currency contracts						$33,216

BRL	Brazilian Real
USD	United States Dollar

Restricted securities held by the Fund as of September 30, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Green Field Energy Services, Inc.	11/15/2012	11,000	$12,387	$10,010	0.0%

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/13
Market Vectors Emerging Markets High Yield Bond ETF	$809,100	$—	$814,743	$24,178	$3,990	$—
Market Vectors Emerging Markets Local Currency Bond ETF	1,015,651	—	1,016,346	78,580	5,115	—
Market Vectors Gold Miners ETF(1)	(1,071,610)	1,069,889	106,841	(649)	—	(1,488,564)
Market Vectors International High Yield Bond ETF	819,543	—	834,878	44,361	3,956	—
Market Vectors Junior Gold Miners ETF	(10,890)	—	6,991	6,163	—	—
Market Vectors Oil Services ETF	(17,406)	1,420	20,035	(1,964)	—	—
Market Vectors Semiconductor ETF(1)	(29,748)	278,870	302,416	(21,630)	—	(27,737)
	$1,514,640	$1,350,179	$3,102,250	$129,039	$13,061	$(1,516,301)

(1)	Represents short position at September 30, 2013.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.6%	$2,275,566
Communications	10.6	3,654,573
Consumer, Cyclical	8.4	2,904,040
Consumer, Non-cyclical	6.8	2,363,957
Diversified	0.2	66,575
Energy	7.1	2,454,251
Financial	15.9	5,481,343
Government	1.3	433,831
Industrial	5.1	1,773,206
Technology	5.7	1,968,247
Telecommunication Services	0.0	2,387
Asset-Backed Securities	1.2	407,416
Exchange Traded Funds	0.9	313,526
Open-End Fund	10.7	3,702,478
Options Purchased	0.1	23,218
Money Market Fund	19.4	6,692,344
	100.0%	$34,516,958

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$2,002,216	$—	$—	$2,002,216
Communications	2,540,091	—	—	2,540,091
Consumer, Cyclical	1,314,480	735,592	—	2,050,072
Consumer, Non-cyclical	1,572,208	448,081	—	2,020,289
Diversified	66,575	—	—	66,575
Energy	1,070,282	491,327	—	1,561,609
Financial	1,676,267	494,867	—	2,171,134
Industrial	1,574,707	—	—	1,574,707
Technology	1,617,658	340,894	9,695	1,968,247
Investment Trust*	19,357	—	—	19,357
Real Estate Investment Trusts*	309,404	—	—	309,404
Warrant*	2,387	—	—	2,387
Asset-Backed Securities	—	407,416	—	407,416
Corporate Bonds*	—	4,924,355	—	4,924,355
Foreign Government Obligations	—	433,831	—	433,831
Structured Note*	—	840,134	—	840,134
Closed-End Funds	893,568	—	—	893,568
Exchange Traded Funds	313,526	—	—	313,526
Open-End Fund	3,702,478	—	—	3,702,478
Options Purchased	23,218	—	—	23,218
Money Market Fund	6,692,344	—	—	6,692,344
Total	$25,390,766	$9,116,497	$9,695	$34,516,958

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(4,132,230)	$—	$—	$(4,132,230)
Real Estate Investment Trusts*	(80,336)	—	—	(80,336)
Corporate Bonds*	—	(724,847)	—	(724,847)
Foreign Government Obligation	—	(401,289)	—	(401,289)
Exchange Traded Funds	(4,709,632)	—	—	(4,709,632)
Total	$(8,922,198)	$(1,126,136)	$—	$(10,048,334)
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$33,216	$—	$33,216
Written Options	(73,683)	—	—	(73,683)
Total	$(73,683)	$33,216	$—	$(40,467)

*	See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013:

Common Stocks
Long Position
Technology
Balance as of December 31, 2012	$24,928
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(15,233)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2013	$9,695

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 32.9%
Brazil: 3.8%
BRL	8,605,000	Cia Energetica de Sao Paulo
		6.25%, 01/15/15 Reg S TIPS	$5,584,372

Cayman Islands: 2.2%
USD	3,508,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) Reg S	3,297,520

Chile: 3.0%
CLP	2,359,500,000	SACI Falabella
		6.50%, 04/30/23 Reg S	4,500,346

Colombia: 4.0%
COP	2,810,000,000	Emgesa S.A. ESP
		8.75%, 01/25/21 Reg S	1,576,368
	7,944,000,000	Empresas Publicas de Medellin ESP
		8.38%, 02/01/21 Reg S	4,371,869
			5,948,237
Hungary: 2.8%
		Nitrogenmuvek Zrt
USD	3,000,000	7.88%, 05/21/17 (c) 144A	2,737,500
	1,560,000	7.88%, 05/21/17 (c) Reg S	1,423,500
			4,161,000
Luxembourg: 3.0%
	3,708,000	Gazprom OAO Via Gaz Capital S.A.
		8.63%, 04/28/14 (p) Reg S	4,449,600

Mexico: 10.0%
	380,000	Corp GEO S.A.B. de C.V.
		9.25%, 06/30/15 (c) Reg S ♦	57,000
MXN	54,650,000	Grupo Televisa S.A.B.
		7.25%, 05/14/43	3,543,956
	84,480,000	Petroleos Mexicanos
		7.65%, 11/24/21 Reg S	6,783,158
USD	4,600,000	Servicios Corporativos Javer S.A.P.I. de C.V.
		9.88%, 04/06/16 (c) Reg S	4,452,800
			14,836,914
Singapore: 3.6%
	1,351,000	Bakrie Telecom Pte Ltd.
		11.50%, 11/04/13 (c) Reg S	395,168
	2,340,000	Bumi Capital Pte. Ltd.
		12.00%, 11/10/13 (c) Reg S	1,532,700
	5,178,000	Bumi Investment Pte Ltd.
		10.75%, 10/06/14 (c) Reg S	3,378,645
			5,306,513
United States: 0.5%
	760,000	Rolta, LLC
		10.75%, 05/16/16 (c) 144A	710,600
Total Corporate Bonds (Cost: $50,421,328)			48,795,102
FOREIGN GOVERNMENT OBLIGATIONS: 65.3%
Argentina: 13.4%
	4,220,000	Argentina Bonar Bond
		7.00%, 04/17/17	3,477,749
	5,178,000	Argentine Republic Government International Bond
		8.75%, 06/02/17	4,258,905
		Provincia de Buenos Aires, Argentina
	1,292,000	9.38%, 09/14/18 Reg S	1,033,600
	273,000	9.63%, 04/18/28 Reg S	189,735
	7,297,000	11.75%, 10/05/15 Reg S	6,968,635
	4,449,000	Provincia de Cordoba, Argentina
		12.38%, 08/17/17 Reg S	3,915,120
			19,843,744
Colombia: 4.7%
		Colombia Government International Bonds
COP	4,067,000,000	9.85%, 06/28/27	2,801,237
	6,896,000,000	12.00%, 10/22/15	4,144,748
			6,945,985
Greece: 2.0%
		Hellenic Republic Government Bonds
EUR	171,000	2.00%, 02/24/23 Reg S ♠	144,577
	171,000	2.00%, 02/24/24 Reg S ♠	135,805
	171,000	2.00%, 02/24/25 Reg S ♠	130,384
	171,000	2.00%, 02/24/26 Reg S ♠	126,430
	171,000	2.00%, 02/24/27 Reg S ♠	123,904
	171,000	2.00%, 02/24/28 Reg S ♠	120,953
	171,000	2.00%, 02/24/29 Reg S ♠	117,827
	171,000	2.00%, 02/24/30 Reg S ♠	115,757
	171,000	2.00%, 02/24/31 Reg S ♠	114,062
	171,000	2.00%, 02/24/32 Reg S ♠	113,702
	171,000	2.00%, 02/24/33 Reg S ♠	111,926
	171,000	2.00%, 02/24/34 Reg S ♠	111,259
	171,000	2.00%, 02/24/35 Reg S ♠	110,766
	171,000	2.00%, 02/24/36 Reg S ♠	110,089
	1,131,000	2.00%, 02/24/37 Reg S ♠	725,592
	171,000	2.00%, 02/24/38 Reg S ♠	109,955
	171,000	2.00%, 02/24/39 Reg S ♠	109,330
	171,000	2.00%, 02/24/40 Reg S ♠	109,154
	171,000	2.00%, 02/24/41 Reg S ♠	109,445
	171,000	2.00%, 02/24/42 Reg S ♠	109,131
			2,960,048
Indonesia: 10.9%
		Indonesia Treasury Bonds
IDR	115,099,000,000	5.25%, 05/15/18	8,998,257
	83,600,000,000	5.63%, 05/15/23	5,876,502
	16,000,000,000	8.38%, 03/15/34	1,320,155
			16,194,914
Mexico: 4.9%
		Mexican Government International Bonds
MXN	29,500,000	7.75%, 05/29/31	2,444,762
	29,500,000	7.75%, 11/13/42	2,400,774
	27,700,000	8.50%, 11/18/38	2,452,134
			7,297,670
Nigeria: 4.8%
		Nigerian Treasury Bills
NGN	255,853,000	12.43%, 01/23/14 ^	1,531,104
	254,000,000	12.66%, 01/16/14 ^	1,521,551
	494,000,000	13.04%, 12/19/13 ^	2,967,642
	186,200,000	13.54%, 02/06/14 ^	1,109,176
			7,129,473
Philippines: 10.9%
		Philippine Government International Bonds
PHP	199,000,000	3.90%, 11/26/22	4,604,789
	447,000,000	6.25%, 01/14/36	11,601,057
			16,205,846
Portugal: 10.1%
		Portugal Obrigacoes do Tesouro OT
EUR	2,225,000	3.35%, 10/15/15 Reg S 144A	2,909,254
	3,768,000	4.35%, 10/16/17 Reg S 144A	4,829,945
	5,735,000	4.45%, 06/15/18 Reg S 144A	7,280,094
			15,019,293
Romania: 2.6%
RON	11,710,000	Romanian Government Bond
		5.90%, 07/26/17	3,750,571

Sri Lanka: 1.0%
LKR	215,000,000	Sri Lanka Government Bond
		8.50%, 04/01/18	1,458,767
Total Foreign Government Obligations (Cost: $97,193,708)			96,806,311

	Number of Shares
MONEY MARKET FUND: 4.3% (Cost: $6,446,915)
	6,446,915	AIM Treasury Portfolio - Institutional Class	6,446,915

Total Investments: 102.5% (Cost: $154,061,951)			152,048,328
Liabilities in excess of other assets: (2.5)%			(3,677,028)
NET ASSETS: 100.0%			$148,371,300

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
LKR	Sri Lankan Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PHP	Philippine Peso
RON	Romanian Leu
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $18,467,393, or 12.4% of net assets.
TIPS	Treasury Inflation Protected Securities
♠	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
♦	Security in default

Summary of Investments by Sector (unaudited)	% of Investments	Value
Agricultural Chemicals	2.7%	$4,161,000
Broadcast Service Program	2.3	3,543,956
Building - Residential / Commercial	2.9	4,452,800
Building & Construct Product - Miscellaneous	0.0	57,000
Coal	3.2	4,911,345
Computer Aided Design	0.5	710,600
Electric - Generation	4.7	7,160,740
Electric - Integrated	2.9	4,371,869
Food - Miscellaneous / Diversified	2.2	3,297,520
Government	63.7	96,806,311
Money Market Fund	4.2	6,446,915
Oil Company - Exploration & Production	2.9	4,449,600
Oil Company - Integrated	4.5	6,783,158
Retail - Major Department Store	3.0	4,500,346
Telecom Services	0.3	395,168
	100.0%	$152,048,328

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$48,795,102	$—	$48,795,102
Foreign Government Obligations*	—	96,806,311	—	96,806,311
Money Market Fund	6,446,915	—	—	6,446,915
Total	$6,446,915	$145,601,413	$—	$152,048,328

*	See Schedule of Investments for security type and geographic country breakouts.

See Notes to Schedules of Investments

VAN ECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Income Taxes–As of September 30, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$208,621,724	$20,766	$—	$20,766
Emerging Markets Fund	141,467,543	22,855,699	(11,311,338)	11,544,361
Global Hard Assets Fund	3,441,134,827	961,611,849	(356,348,615)	605,263,234
International Investors Gold Fund	875,296,175	178,532,094	(301,750,534)	(123,218,440)
Multi-Manager Alternatives Fund	35,084,352	2,694,730	(3,262,124)	(567,394)
Unconstrained Emerging Markets Bond Fund	154,154,742	3,003,950	(5,110,364)	(2,106,414)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: November 26, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: November 26, 2013